Business Combination (Details) - Schedule of identified tangible and intangible assets - Business Acquisitions [Member] - AutoLotto, Inc. [Member]	Sep. 30, 2021 USD ($)
Business Combination (Details) - Schedule of identified tangible and intangible assets [Line Items]
Cash	$ 517,460
Accounts receivable, net	34,134
Prepaids	5,024
Property and equipment, net	2,440
Other assets, net	65,349
Intangible assets	8,590,000
Goodwill	4,940,643
Total assets $	14,155,051
Accounts payable and other liabilities $	(387,484)
Customer deposits	(134,707)
Related party loan	(417,017)
Total liabilities $	(939,208)
Total net assets of Acquirees	$ 13,215,843